UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-08243

Direxion Funds
(Exact name of registrant as specified in charter)

1301 Avenue of the Americas (6th Ave.), 35th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

1-800-851-0511
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

Direxion Indexed Commodity Strategy Fund (Consolidated)
Schedule of Investments
January 31, 2015 (Unaudited)

		Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0% (a)	58,507,957
	TOTAL NET ASSETS - 100.0%	$58,507,957

Percentages are stated as a percent of net assets.
(a) $2,086,093 of cash is pledged as collateral for futures contracts.

Long Futures Contracts
January 31, 2015 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
315	Corn No. 2 Futures
	Expiring December 2015 (Underlying Face Amount at Market Value $6,311,813)	$(427,836)

65	Gold Futures
	Expiring April 2015 (Underlying Face Amount at Market Value $8,314,800)	(130,085)

153	Wheat Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $3,846,037)	(595,253)

		$(1,153,174)

Direxion/Wilshire Dynamic Fund
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 91.4%
1,407	iShares 7-10 Year Treasury Bond ETF	$155,543
1,372	iShares Core U.S. Aggregate Bond ETF	154,185
2,028	iShares Russell 1000 Growth ETF	191,058
820	iShares Russell 2000 Growth ETF	114,062
5,430	Market Vectors Emerging Markets Local Currency Bond ETF	115,007
7,975	PowerShares Senior Loan Portfolio	191,161
8,847	SPDR Barclays High Yield Bond ETF	344,502
1,507	Vanguard Emerging Markets Government Bond ETF	115,753
66,570	Vanguard FTSE Developed Markets ETF	2,539,646
6,697	Vanguard FTSE Emerging Markets ETF	267,478
2,102	Vanguard Global ex-U.S. Real Estate ETF	115,484
11,977	Vanguard S&P 500 ETF	2,191,671
1,425	Vanguard Short-Term Bond ETF	115,012
3,347	Vanguard Small-Cap ETF	382,094
	TOTAL INVESTMENT COMPANIES (Cost $6,956,858)	$6,992,656

	TOTAL INVESTMENTS (Cost $6,956,858) - 91.4%	$6,992,656
	Other Assets in Excess of Liabilities - 8.6% (a)	656,431
	TOTAL NET ASSETS - 100.0%	$7,649,087

Percentages are stated as a percent of net assets.
(a) $200,000 of cash is pledged as collateral for swap contracts.

Long Equity Swap Contracts
January 31, 2015 (Unaudited)
						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse Capital, LLC	Vanguard Total International Bond ETF	12,826	$657,402	(0.517)%	7/13/2015	$40,086

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Schedule of Investments
January 31, 2015 (Unaudited)
		Fair Value
	No reportable investments.

	TOTAL INVESTMENTS (Cost $0) - 0.0%	$-
	Other Assets in Excess of Liabilities - 100.0%	114,082,728
	TOTAL NET ASSETS - 100.0%	$114,082,728

Percentages are stated as a percent of net assets.

Long Futures Contracts
January 31, 2015 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
544	Corn Futures
	Expiring December 2015 (Underlying Face Amount at Market Value $10,900,400)	$(830,423)

119	Gold Futures
	Expiring April 2015 (Underlying Face Amount at Market Value $15,222,480)	(261,961)

107	U.S. 5 Year T-Note Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $12,983,781)	248,755

65	U.S. 10 Year T-Note Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $8,506,875)	295,959

69	U.S. Dollar Index Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $6,554,862)	350,058

36	U.S. Long T-Bond Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $5,446,125)	360,303
		$162,691

Short Futures Contracts
January 31, 2015 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
50	Australian Dollar Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $3,881,000)	$240,983

62	British Pound Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $5,833,038)	188,636

65	Canadian Dollar Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $5,122,650)	528,206

181	Copper Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $11,287,613)	2,174,227

274	Cotton No. 2 Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $8,132,320)	123,198

33	Euro FX Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $4,659,600)	390,276

95	Gasoline RBOB Futures
	Expiring April 2015 (Underlying Face Amount at Market Value $6,777,015)	1,931,830

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
Short Futures Contracts, continued
January 31, 2015 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
41	Japanese Yen Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $4,363,425)	(127,248)

101	NY Harbor ULSD Futures
	Expiring December 2015 (Underlying Face Amount at Market Value $7,697,957)	(390,507)

122	Natural Gas Futures
	Expiring January 2016 (Underlying Face Amount at Market Value $4,010,140)	276,121

47	Silver Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $4,043,880)	(224,406)

162	Soybean Futures
	Expiring May 2015 (Underlying Face Amount at Market Value $7,838,775)	691,043

408	Sugar No. 11 Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $6,758,438)	1,095,799

95	WTI Crude Oil Futures
	Expiring December 2015 (Underlying Face Amount at Market Value $5,395,050)	1,658,471

282	Wheat Futures
	Expiring March 2015 (Underlying Face Amount at Market Value $7,088,775)	(1,344,014)
		$7,212,615

Direxion Indexed CVT Strategy Fund
Schedule of Investments
January 31, 2015 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANIES - 37.5%
325,609	iShares iBoxx $ High Yield Corporate Bond ETF	$29,379,700
	TOTAL INVESTMENT COMPANIES (Cost $29,102,607)	$29,379,700

	TOTAL INVESTMENTS (Cost $29,102,607) - 37.5%	$29,379,700
	Other Assets in Excess of Liabilities - 62.5% (a)	49,063,099
	TOTAL NET ASSETS - 100.0%	$78,442,799

Percentages are stated as a percent of net assets.
(a) Includes $14,336,000 cash segregated as collateral for swap contracts.

Long Futures Contracts
January 31, 2015 (Unaudited)
		Unrealized
		Appreciation/
Contracts		(Depreciation)
70	U.S. 5 Year T-Note Futures
	Expiring March 2015 (Underlying Face Amount at
	Market Value $8,494,063)	$181,315

Long Equity Swap Contracts
January 31, 2015 (Unaudited)

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 3-7 Year Treasury Bond ETF	354	$43,957	(0.517)%	8/6/2015	$328
Credit Suisse International	iShares Russell 2000 ETF	237,955	28,262,465	(0.167)%	8/6/2015	(653,236)
Credit Suisse International	iShares iBoxx $ Investment Grade Corporate Bond ETF	144,534	17,273,126	(0.517)%	8/6/2015	789,644
Credit Suisse International	SPDR S&P 500 ETF Trust	123,612	25,506,065	(0.517)%	8/6/2015	(751,887)
			$71,085,613			$(615,151)

VALUATION MEASUREMENTS (Unaudited)

The Funds follow adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period.
These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities
Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of January 31, 2015:

Direxion Indexed Commodity Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$(1,153,174)	$-	$-	$(1,153,174)

Direxion/Wilshire Dynamic Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Equity	$5,801,493	$-	$-	$5,801,493
Investment Companies-Fixed Income	$1,191,163	$-	$-	$1,191,163
Other Financial Instruments*	$-	$40,086	$-	$40,086

Direxion Indexed Managed Futures Strategy Fund (Consolidated)
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*	$7,375,306	$-	$-	$7,375,306

Direxion Indexed CVT Strategy Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$29,379,700	$-	$-	$29,379,700
Other Financial Instruments*	$181,315	$(615,151)	$-	$(433,836)

For further detail on each asset class, see Schedule of Investments.

* Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and swap contracts.
Futures and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The cost basis of investments for federal income tax purposes at January 31, 2015 (Unaudited) was as follows*:

	Direxion Indexed Commodity Strategy Fund	Direxion/Wilshire Dynamic Fund	Direxion Indexed Managed Futures Strategy Fund	Direxion Indexed CVT Strategy Fund
Cost of investments	$0	$6,958,300	$0	$30,059,717
Gross unrealized appreciation	0	35,798	0	277,093
Gross unrealized depreciation	(0)	(1,442)	(0)	(957,110)
Net unrealized appreciation/(depreciation)	$0	$34,356	$0	$(680,017)

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)   /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, Principal Executive Officer

Date    March 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Eric W. Falkeis
                                                   Eric W. Falkeis, Principal Executive Officer

Date    March 25, 2015

By (Signature and Title)* /s/ Patrick J. Rudnick
                                                   Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date    March 25, 2015

* Print the name and title of each signing officer under his or her signature.